Reconciliation of Financial Statements to Form 5500 - Summary Of Employee Benefit Plan Reconciliation Of The Increase In Net Assets As Per 5500 (Detail) - EBP 002 [Member] - USD ($)		12 Months Ended
	Jul. 29, 2014	Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase/(Decrease) in net assets available for benefits per the financial statements	$ 1,505,892,757	$ 1,505,892,757
Add: Benefits payable to participants at December 31, 2024	5,731,689
Less: Benefits payable to participants at December 31, 2025	7,017,271
Net increase/(Decrease) in net assets per Form 5500	$ 1,504,607,175